Average Annual Total Returns - Class I2 - Transamerica Emerging Markets Debt	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index Global (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Emerging Markets Debt Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.22%	7.76%	5.94%	Aug. 31, 2011	6.46%	6.13%	4.04%	4.24%	5.28%	3.75%	5.88%	6.84%	5.63%	5.40%	[1]	6.97%	[1]	4.29%	[1]

[1]	The fund’s secondary benchmark, the Transamerica Emerging Markets Debt Blended Benchmark, consists of J.P. Morgan Emerging Markets BI Global Index, 35%; J.P. Morgan CEMBI Broad Diversified Index, 35%; and J.P. Morgan GBI-EM Diversified Global Index, 30%.